Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Pemberwick Fund Shares
Shareholder Report [Line Items]
Fund Name	Pemberwick Fund
Class Name	Pemberwick Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pemberwick Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
Additional Information Phone Number	1-888-893-4491
Additional Information Website	https://pemberwickfund.com/pdf-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 233,287,553
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$233,287,553
Number of Holdings	222
Portfolio Turnover	37%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	63.6%
U.S. Treasury Obligations	9.2%
Mortgage Securities	2.0%
Utilities	1.6%
Consumer, Non-cyclical	1.3%
Industrials	0.9%
Energy	0.7%
Communications	0.4%
Technology	0.4%
Consumer, Cyclical	0.4%
Cash & Other	19.5%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	14.4%
United States Treasury Note/Bond	9.2%
Canadian Imperial Bank of Commerce	5.3%
Citigroup, Inc.	5.1%
Royal Bank of Canada	5.0%
HSBC Holdings PLC	4.9%
American Express Co.	4.8%
United States Treasury Bill	4.6%
Bank of Montreal	4.1%
Wells Fargo Bank NA	3.8%

Updated Prospectus Web Address	https://pemberwickfund.com/pdf-documents.